Segments (Tables)	12 Months Ended
Dec. 31, 2011
Segments [Abstract]
Intersegment Administrative Fee Revenues

	Years ended December 31,

(In millions)	2011	2010	2009
Intersegment administrative fee revenues	$16.7	$14.8	$13.9

Premiums, Administrative Fee And Net Investment Income By Major Product Line Or Category

	Years ended December 31,

(In millions)	2011	2010	2009
Premiums:
Insurance Services:
Group life and AD&D	$892.6	$835.7	$819.6
Group long term disability	803.3	799.9	825.6
Group short term disability	208.0	203.7	205.7
Group other	81.6	81.5	79.5
Experience rated refunds	(12.5)	(27.9)	(40.2)

Total group insurance	1,973.0	1,892.9	1,890.2
Individual disability insurance	172.3	163.3	177.0

Total Insurance Services premiums	2,145.3	2,056.2	2,067.2
Asset Management:
Retirement plans	2.0	1.6	0.7
Individual annuities	6.0	39.9	34.0
Total Asset Management premiums	8.0	41.5	34.7

Total premiums	$2,153.3	$2,097.7	$2,101.9
Administrative fees:
Insurance Services:
Group insurance	$12.0	$9.3	$8.0
Individual disability insurance	0.3	0.3	0.3

Total Insurance Services administrative fees	12.3	9.6	8.3
Asset Management:
Retirement plans	90.0	92.5	88.5
Other financial services businesses	29.9	29.0	25.6

Total Asset Management administrative fees	119.9	121.5	114.1
Other	(16.7)	(14.6)	(13.9)
Total administrative fees	$115.5	$116.5	$108.5
Net investment income:
Insurance Services:
Group insurance	$288.6	$286.3	$285.6
Individual disability insurance	52.7	52.6	49.5
Total Insurance Services net investment income	341.3	338.9	335.1
Asset Management:
Retirement plans	90.4	87.4	85.8
Individual annuities	161.0	151.0	133.9
Other financial services businesses	11.3	12.6	14.3

Total Asset Management net investment income	262.7	251.0	234.0
Other	8.8	12.6	17.4

Total net investment income	$612.8	$602.5	$586.5

Segment Information

	Insurance	Asset
(In millions)	Services	Management	Other	Total
Year ended December 31, 2011
Revenues:
Premiums	$2,145.3	$8.0	$--	$2,153.3
Administrative fees	12.3	119.9	(16.7)	115.5
Net investment income	341.3	262.7	8.8	612.8
Net capital losses	--	--	(6.9)	(6.9)

Total revenues	2,498.9	390.6	(14.8)	2,874.7

Benefits and expenses:
Benefits to policyholders	1,750.9	20.3	--	1,771.2
Interest credited	4.6	156.4	--	161.0
Operating expenses	338.7	115.2	17.3	471.2
Commissions and bonuses	185.1	33.6	--	218.7
Premium taxes	36.6	0.1	--	36.7
Interest expense	--	--	38.9	38.9
Net (increase) decrease in deferred acquisition costs, value of
business acquired and other intangible assets	(18.2)	3.7	--	(14.5)

Total benefits and expenses	2,297.7	329.3	56.2	2,683.2

Income (loss) before income taxes	$201.2	$61.3	$(71.0)	$191.5
Total assets	$8,204.8	$9,922.9	$275.5	$18,403.2

	Insurance	Asset
(In millions)	Services	Management	Other	Total
Year ended December 31, 2010
Revenues:
Premiums	$2,056.2	$41.5	$--	$2,097.7
Administrative fees	9.6	121.5	(14.6)	116.5
Net investment income	338.9	251.0	12.6	602.5
Net capital losses	--	--	(51.6)	(51.6)

Total revenues	2,404.7	414.0	(53.6)	2,765.1

Benefits and expenses:
Benefits to policyholders	1,566.4	53.4	--	1,619.8
Interest credited	4.8	153.6	--	158.4
Operating expenses	331.8	119.0	(4.6)	446.2
Commissions and bonuses	175.7	30.4	--	206.1
Premium taxes	34.5	0.2	--	34.7
Interest expense	--	0.1	38.8	38.9
Net (increase) decrease in deferred acquisition costs, value of
business acquired and other intangible assets	(18.9)	1.8	--	(17.1)

Total benefits and expenses	2,094.3	358.5	34.2	2,487.0

Income (loss) before income taxes	$310.4	$55.5	$(87.8)	$278.1
Total assets	$7,715.5	$9,808.1	$292.8	$17,816.4

	Insurance	Asset
(In millions)	Services	Management	Other	Total
Year ended December 31, 2009
Revenues:
Premiums	$2,067.2	$34.7	$--	$2,101.9
Administrative fees	8.3	114.1	(13.9)	108.5
Net investment income	335.1	234.0	17.4	586.5
Net capital losses	--	--	(26.9)	(26.9)

Total revenues	2,410.6	382.8	(23.4)	2,770.0

Benefits and expenses:
Benefits to policyholders	1,530.3	45.4	--	1,575.7
Interest credited	4.7	140.9	--	145.6
Operating expenses	333.9	126.9	15.4	476.2
Commissions and bonuses	169.8	32.2	--	202.0
Premium taxes	34.2	--	--	34.2
Interest expense	--	0.1	39.1	39.2
Net (increase) decrease in deferred acquisition costs, value of
business acquired and other intangible assets	(14.8)	1.5	--	(13.3)

Total benefits and expenses	2,058.1	347.0	54.5	2,459.6

Income (loss) before income taxes	$352.5	$35.8	$(77.9)	$310.4
Total assets	$7,569.7	$8,717.4	$260.2	$16,547.3